Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent events Subsequent events were evaluated up to February 10, 2021, which is the date the Financial Statements included in this Annual Report were approved. There are no events to report.